GENERAL ADMINISTRATION EXPENSES (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
GENERAL ADMINISTRATION EXPENSES
Personnel expenses	€ (4,344)	€ (4,131)	€ (3,992)
Legal and consulting fees	(4,567)	(4,401)	(1,681)
External administrative expenses	(1,716)	(965)	(692)
Other administrative expenses	(1,165)	(3,042)	(607)
Total administrative expenses	€ (11,792)	€ (12,538)	€ (6,973)